INVESTMENT PROPERTIES - Minimum rental commitments payable on non-cancellable operating leases (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 2,386,967
2021
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	329,686
2022
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	323,125
2023
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	289,622
2024
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	211,997
2025
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	189,542
2026 and thereafter
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 1,042,995